Supplemental Guarantor Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 335.5		$ 313.6	$ 248.9		$ 326.1
Restricted cash	1,823.0		0.0
Short-term investments	26.6		39.9
Trade receivables, net	520.1		413.9
Intercompany receivables	0.0		0.0
Inventories	430.8		369.3
Deferred income taxes	116.5		168.8
Prepaid expenses	22.4		23.6
Prepaid income taxes	34.7		18.0
Current assets held for sale	0.0		148.2
Other current assets	148.6		148.3
Total current assets	3,458.2		1,643.6
Securities and other investments	84.0		85.2
Property, plant and equipment, net	166.1		175.3
Goodwill	169.2		161.5			138.1
Deferred income taxes	60.5		65.3
Finance lease receivables	22.7		36.5
Other assets	79.8		75.0
Total assets	4,040.5		2,242.4
Current liabilities
Notes payable	39.0		32.0
Accounts payable	261.1		281.7
Intercompany payable	0.0		0.0
Deferred revenue	217.6		229.2
Payroll and other benefits liabilities	77.6		76.5
Current liabilities held for sale	0.0		49.4
Other current liabilities	322.7		287.0
Total current liabilities	918.0		955.8
Long-term debt	2,274.0		606.2
Pensions and other benefits	194.6		195.6
Post-retirement and other benefits	19.4		18.7
Other long-term liabilities	32.5		30.6
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	578.3	$ 595.6	412.4	465.6	$ 449.5	531.6
Noncontrolling interests	23.7	$ 23.5	23.1	24.6	$ 23.3	23.3
Total liabilities and equity	4,040.5		2,242.4
Parent Company [Member]
Current assets
Cash and cash equivalents	60.8		20.3	32.0		14.7
Restricted cash	1,823.0		0.0
Short-term investments	0.0		0.0
Trade receivables, net	195.2		140.4
Intercompany receivables	873.2		828.8
Inventories	106.3		115.9
Deferred income taxes	57.1		103.7
Prepaid expenses	13.6		16.4
Prepaid income taxes	19.4		0.0
Current assets held for sale	0.0		139.2
Other current assets	8.5		15.5
Total current assets	3,157.1		1,380.2
Securities and other investments	84.0		85.2
Property, plant and equipment, net	109.7		121.1
Goodwill	55.5		45.1
Deferred income taxes	50.6		57.1
Finance lease receivables	0.0		0.0
Other assets	1,515.1		1,407.0
Total assets	4,972.0		3,095.7
Current liabilities
Notes payable	21.3		21.5
Accounts payable	97.7		131.9
Intercompany payable	1,456.1		1,414.2
Deferred revenue	98.5		102.7
Payroll and other benefits liabilities	29.2		25.2
Current liabilities held for sale	0.0		48.9
Other current liabilities	199.2		116.3
Total current liabilities	1,902.0		1,860.7
Long-term debt	2,273.3		604.6
Pensions and other benefits	192.3		193.5
Post-retirement and other benefits	14.9		14.5
Other long-term liabilities	11.2		10.0
Total Diebold, Incorporated shareholders' equity	578.3		412.4
Noncontrolling interests	0.0		0.0
Total liabilities and equity	4,972.0		3,095.7
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	2.7		7.9	2.6		2.5
Restricted cash	0.0		0.0
Short-term investments	0.0		0.0
Trade receivables, net	0.4		4.3
Intercompany receivables	788.6		733.6
Inventories	16.7		17.8
Deferred income taxes	11.2		11.2
Prepaid expenses	0.4		0.7
Prepaid income taxes	11.3		0.0
Current assets held for sale	0.0		0.0
Other current assets	2.7		3.5
Total current assets	834.0		779.0
Securities and other investments	0.0		0.0
Property, plant and equipment, net	9.2		10.0
Goodwill	0.0		0.0
Deferred income taxes	(6.4)		(6.4)
Finance lease receivables	7.3		8.1
Other assets	20.6		23.5
Total assets	864.7		814.2
Current liabilities
Notes payable	1.7		1.3
Accounts payable	0.2		1.2
Intercompany payable	175.1		140.8
Deferred revenue	2.2		3.6
Payroll and other benefits liabilities	1.1		0.5
Current liabilities held for sale	0.0		0.0
Other current liabilities	(5.7)		(5.4)
Total current liabilities	174.6		142.0
Long-term debt	0.7		1.6
Pensions and other benefits	0.0		0.0
Post-retirement and other benefits	0.0		0.0
Other long-term liabilities	0.0		0.0
Total Diebold, Incorporated shareholders' equity	689.4		670.6
Noncontrolling interests	0.0		0.0
Total liabilities and equity	864.7		814.2
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	272.0		285.4	214.3		308.9
Restricted cash	0.0		0.0
Short-term investments	26.6		39.9
Trade receivables, net	324.5		269.2
Intercompany receivables	559.4		539.1
Inventories	307.8		235.6
Deferred income taxes	48.2		53.9
Prepaid expenses	8.4		6.5
Prepaid income taxes	4.0		18.0
Current assets held for sale	0.0		9.0
Other current assets	137.4		129.3
Total current assets	1,688.3		1,585.9
Securities and other investments	0.0		0.0
Property, plant and equipment, net	47.2		44.2
Goodwill	113.7		116.4
Deferred income taxes	16.3		14.6
Finance lease receivables	15.4		28.4
Other assets	54.2		34.5
Total assets	1,935.1		1,824.0
Current liabilities
Notes payable	16.0		9.2
Accounts payable	163.2		148.6
Intercompany payable	590.0		546.5
Deferred revenue	116.9		122.9
Payroll and other benefits liabilities	47.3		50.8
Current liabilities held for sale	0.0		0.5
Other current liabilities	129.2		176.1
Total current liabilities	1,062.6		1,054.6
Long-term debt	0.0		0.0
Pensions and other benefits	2.3		2.1
Post-retirement and other benefits	4.5		4.2
Other long-term liabilities	21.3		20.6
Total Diebold, Incorporated shareholders' equity	820.7		719.4
Noncontrolling interests	23.7		23.1
Total liabilities and equity	1,935.1		1,824.0
Reclassifications And Eliminations [Member]
Current assets
Cash and cash equivalents	0.0		0.0	$ 0.0		$ 0.0
Restricted cash	0.0		0.0
Short-term investments	0.0		0.0
Trade receivables, net	0.0		0.0
Intercompany receivables	(2,221.2)		(2,101.5)
Inventories	0.0		0.0
Deferred income taxes	0.0		0.0
Prepaid expenses	0.0		0.0
Prepaid income taxes	0.0		0.0
Current assets held for sale	0.0		0.0
Other current assets	0.0		0.0
Total current assets	(2,221.2)		(2,101.5)
Securities and other investments	0.0		0.0
Property, plant and equipment, net	0.0		0.0
Goodwill	0.0		0.0
Deferred income taxes	0.0		0.0
Finance lease receivables	0.0		0.0
Other assets	(1,510.1)		(1,390.0)
Total assets	(3,731.3)		(3,491.5)
Current liabilities
Notes payable	0.0		0.0
Accounts payable	0.0		0.0
Intercompany payable	(2,221.2)		(2,101.5)
Deferred revenue	0.0		0.0
Payroll and other benefits liabilities	0.0		0.0
Current liabilities held for sale	0.0		0.0
Other current liabilities	0.0		0.0
Total current liabilities	(2,221.2)		(2,101.5)
Long-term debt	0.0		0.0
Pensions and other benefits	0.0		0.0
Post-retirement and other benefits	0.0		0.0
Other long-term liabilities	0.0		0.0
Total Diebold, Incorporated shareholders' equity	(1,510.1)		(1,390.0)
Noncontrolling interests	0.0		0.0
Total liabilities and equity	$ (3,731.3)		$ (3,491.5)